AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 56.0%
Information Technology – 15.9%
Electronic Equipment, Instruments & Components – 0.4%
CDW Corp./DE	21,109	$4,451,466

Semiconductors & Semiconductor Equipment – 3.9%
Broadcom, Inc.	7,497	6,940,198
KLA Corp.	6,340	3,452,891
NVIDIA Corp.	43,958	20,559,157
NXP Semiconductors NV	31,519	6,432,397
QUALCOMM, Inc.	49,106	6,337,129

		43,721,772

Software – 8.5%
Adobe, Inc.(a)	17,450	10,662,124
Autodesk, Inc.(a)	6,706	1,464,792
Gen Digital, Inc.	192,178	4,243,290
Microsoft Corp.	148,616	56,312,089
Oracle Corp.	106,256	12,348,010
ServiceNow, Inc.(a)	8,215	5,633,354
Workday, Inc. - Class A(a)	13,500	3,654,720

		94,318,379

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	161,551	30,686,612
Western Digital Corp.(a)	80,134	3,871,274

		34,557,886

		177,049,503

Health Care – 8.9%
Biotechnology – 1.4%
Regeneron Pharmaceuticals, Inc.(a)	8,236	6,784,899
Vertex Pharmaceuticals, Inc.(a)	25,188	8,936,954

		15,721,853

Health Care Equipment & Supplies – 1.3%
Edwards Lifesciences Corp.(a)	79,884	5,408,946
Medtronic PLC	116,335	9,221,875

		14,630,821

Health Care Providers & Services – 3.3%
Elevance Health, Inc.	17,134	8,215,581
HCA Healthcare, Inc.	20,835	5,218,751
UnitedHealth Group, Inc.	41,904	23,171,655

		36,605,987

Life Sciences Tools & Services – 1.9%
Illumina, Inc.(a)	25,575	2,607,372
IQVIA Holdings, Inc.(a)	41,949	8,981,281
Thermo Fisher Scientific, Inc.	10,774	5,341,318
Waters Corp.(a)	15,187	4,261,624

		21,191,595

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.0%
Roche Holding AG (Sponsored ADR)(b)	195,892	$6,599,602
Zoetis, Inc.	25,130	4,439,717

		11,039,319

		99,189,575

Financials – 7.4%
Banks – 1.7%
Bank of America Corp.	226,838	6,916,291
PNC Financial Services Group, Inc. (The)	22,065	2,955,827
Wells Fargo & Co.	207,909	9,270,662

		19,142,780

Capital Markets – 1.7%
Charles Schwab Corp. (The)	117,614	7,212,090
Goldman Sachs Group, Inc. (The)	24,828	8,479,755
LPL Financial Holdings, Inc.	12,905	2,868,782

		18,560,627

Financial Services – 2.5%
PayPal Holdings, Inc.(a)	52,767	3,039,907
Visa, Inc. - Class A	95,582	24,533,988

		27,573,895

Insurance – 1.5%
Progressive Corp. (The)	77,000	12,630,310
Willis Towers Watson PLC	17,167	4,228,232

		16,858,542

		82,135,844

Communication Services – 6.3%
Diversified Telecommunication Services – 0.7%
Comcast Corp. - Class A	179,945	7,537,896

Entertainment – 0.5%
Walt Disney Co. (The)(a)	56,861	5,270,446

Interactive Media & Services – 4.4%
Alphabet, Inc. - Class C(a)	242,194	32,434,620
Meta Platforms, Inc. - Class A(a)	50,670	16,576,691

		49,011,311

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.	55,962	8,419,483

		70,239,136

Consumer Discretionary – 5.1%
Automobiles – 0.2%
Stellantis NV(b)	129,511	2,805,208

Broadline Retail – 2.0%
Amazon.com, Inc.(a)	150,790	22,028,911

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.9%
Hyatt Hotels Corp. - Class A(b)	33,921	$3,892,774
Restaurant Brands International, Inc.(b)	87,590	6,225,897

		10,118,671

Specialty Retail – 1.3%
AutoZone, Inc.(a)	1,902	4,964,087
Home Depot, Inc. (The)	29,667	9,300,308

		14,264,395

Textiles, Apparel & Luxury Goods – 0.7%
NIKE, Inc. - Class B	66,417	7,323,803

		56,540,988

Industrials – 4.0%
Aerospace & Defense – 0.3%
RTX Corp.	39,137	3,188,883

Building Products – 0.5%
Otis Worldwide Corp.	71,101	6,099,755

Construction & Engineering – 0.2%
MasTec, Inc.(a)	42,531	2,579,080

Electrical Equipment – 1.1%
Eaton Corp. PLC	45,666	10,397,691
Sensata Technologies Holding PLC	65,010	2,113,475

		12,511,166

Ground Transportation – 0.8%
CSX Corp.	261,020	8,430,946

Machinery – 0.8%
PACCAR, Inc.	94,791	8,703,709

Professional Services – 0.3%
Booz Allen Hamilton Holding Corp.	26,860	3,360,992

		44,874,531

Consumer Staples – 3.2%
Beverages – 1.0%
Coca-Cola Co. (The)	130,383	7,619,583
Constellation Brands, Inc. - Class A	15,955	3,837,018

		11,456,601

Consumer Staples Distribution & Retail – 1.8%
Costco Wholesale Corp.	9,880	5,856,271
Walmart, Inc.	87,475	13,618,983

		19,475,254

Household Products – 0.4%
Procter & Gamble Co. (The)	31,062	4,768,638

		35,700,493

Energy – 1.8%
Energy Equipment & Services – 0.6%
Baker Hughes Co.	202,051	6,819,221

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 1.2%
Chevron Corp.	32,961	$4,733,200
EOG Resources, Inc.	70,648	8,694,649

		13,427,849

		20,247,070

Materials – 1.4%
Chemicals – 1.4%
Corteva, Inc.	55,783	2,521,391
Linde PLC	16,566	6,854,514
LyondellBasell Industries NV - Class A	66,728	6,345,833

		15,721,738

Real Estate – 1.1%
Industrial REITs – 0.6%
Prologis, Inc.	58,075	6,674,560

Specialized REITs – 0.5%
American Tower Corp.	23,333	4,871,464

		11,546,024

Utilities – 0.9%
Electric Utilities – 0.9%
American Electric Power Co., Inc.	63,781	5,073,778
NextEra Energy, Inc.	87,833	5,139,109

		10,212,887

Total Common Stocks (cost $386,942,220)		623,457,789

INVESTMENT COMPANIES – 44.0%
Funds and Investment Trusts – 44.0%(c) (d)
AB Discovery Growth Fund, Inc. - Class Z	2,590,704	26,658,344
AB Trust – AB Discovery Value Fund - Class Z	1,796,993	36,892,258
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	5,468,001	59,327,809
Bernstein Fund, Inc. - International Strategic - Class Z	27,508,480	314,421,924
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	1,976,823	24,433,528
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	1,121,933	27,823,932

Total Investment Companies (cost $513,420,310)		489,557,795

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(c) (d) (e) (cost $3,932,143)	3,932,143	3,932,143

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $904,294,673)		$1,116,947,727

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(c) (d) (e) (cost $6,241,457)	6,241,457	6,241,457

Total Investments – 100.9% (cost $910,536,130)(f)		1,123,189,184
Other assets less liabilities – (0.9)%		(9,909,461)

Net Assets – 100.0%		$1,113,279,723

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of November 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $255,459,016 and gross unrealized depreciation of investments was $(42,805,962), resulting in net unrealized appreciation of $212,653,054.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Wealth Appreciation Strategy

November 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$623,457,789	$—	$—	$623,457,789
Investment Companies	489,557,795	—	—	489,557,795
Short-Term Investments	3,932,143	—	—	3,932,143
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,241,457	—	—	6,241,457

Total Investments in Securities	1,123,189,184	—	—	1,123,189,184
Other Financial Instruments(b)	—	—	—	—

Total	$1,123,189,184	$—	$—	$1,123,189,184

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2023 is as follows:

						Distributions
Affiliated Issuer	Market Value 08/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr (Depr) (000)	Market Value 11/30/2023 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$28,007	$310	$476	$(235)	$(948)	$26,658	$0	$0
AB Trust - AB Discovery Value Fund	38,814	0	951	(248)	(723)	36,892	0	0
Bernstein Fund, Inc. - International Small Cap Portfolio	61,052	0	658	(96)	(970)	59,328	0	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio	307,412	5,484	3,043	(368)	4,937	314,422	0	0
Bernstein Fund, Inc. - Small Cap Core Portfolio	25,165	0	0	0	(731)	24,434	0	0
Government Money Market Portfolio	791	15,445	12,304	0	0	3,932	5	0
Government Money Market Portfolio*	4,272	16,198	14,229	0	0	6,241	69	0
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	27,824	0	0	0	0	27,824	0	0
Total	$493,337	$37,437	$31,661	$(947)	$1,565	$499,731	$74	$0

*	Investments of cash collateral for securities lending transactions